Warrants	6 Months Ended
Jun. 30, 2023
Warrants [Abstract]
Warrants

Note 27 – Warrants

During the six months ended June 30, 2023, we issued a 5-year warrant to purchase 105,000 Class B Ordinary Shares to Revere Securities, LLC, the underwriter in our Initial Public Offering. In addition, during the 12 months ended December 31, 2022, we issued 5-year warrants to purchase 105,350 Class B Ordinary Shares to Boustead Securities, LLC. The warrant expires January 26, 2028. We valued the warrant using the Black-Scholes option pricing model $489,806 and a warrant liability of $194,321. The assumptions used in determining the fair value of the warrants were as follows:

June 30, 2023
Expected term in years	5 years
Risk-free interest rate	0.381%
Annual expected volatility	125.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the stock price based on the corresponding volatility of our historical stock price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the warrant.

Activity related to the warrants for the six months ended June 30, 2023 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	$1.00
Granted during six months ended June 30, 2023	105,000	$5.00
Outstanding, June 30, 2023	210,350	$3.00
Exercisable, end of period	210,350	$3.00	4.4	$0